Share - Based Compensation (Details 2) (USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 30, 2011
Summary of SARs and stock option activity
Outstanding, beginning of year, Shares	2,400
Outstanding, beginning of year, Weighted-Average Exercise Price	$ 18.19
Granted, Shares	227
Granted, Weighted-Average Exercise Price	$ 29.60
Exercised, Shares	(822)
Exercised, Weighted-Average Exercise Price	$ 11.50
Forfeited, Shares	(1)
Forfeited, Weighted-Average Exercise Price	$ 20.99
Outstanding, end of year, Shares	1,804
Outstanding, end of year, Weighted-Average Exercise Price	$ 22.68
Exercisable at end of year, Shares	1,169
Exercisable at end of year, Weighted-Average Exercise Price	$ 21.03